Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements

8. Fair Value Measurements

The authoritative guidance for fair value measurements establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The Company’s consolidated financial instruments include cash equivalents, accounts receivable, notes receivable, investments, accounts payable, accrued liabilities and preferred shares. Fair value estimates of these instruments are made at a specific point in time, based on relevant market information. These estimates may be subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. The carrying amount of cash equivalents, accounts receivable, notes receivable, accounts payable and accrued liabilities are generally considered to be representative of their respective fair values because of the short-term nature of those instruments. The Company estimates the fair value of the preferred shares utilizing Level 2 inputs, including market yields for similar instruments.

The following table provides information by level for liabilities that are measured at fair value using significant unobservable inputs (Level 3) (in thousands):

Warrant Liability
Liability at January 1, 2021	$89
Reclassification to equity	(84)
Liability at September 30, 2021	$5

Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis

The Company’s non-financial assets such as long-term investment, goodwill, and intangible assets are recorded at fair value when an impairment is recognized or at the time acquired in a business combination.

3.      Fair Value Measurements

The authoritative guidance for fair value measurements establishes a three tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

Our financial instruments include cash equivalents, accounts receivable, note receivable, accounts payable, accrued expenses, line of credit, debt, related party debt and preferred shares. Fair value estimates of these instruments are made at a specific point in time, based on relevant market information. These estimates may be subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. The carrying amount of cash equivalents, accounts receivable, note receivable, accounts payable and accrued expenses are generally considered to be representative of their respective fair values because of the short-term nature of those instruments. The carrying value of debt and related party debt approximates its fair value as the borrowing rates are substantially comparable to rates available for loans with similar terms. The Company estimates the fair value of the preferred shares utilizing Level 2 inputs, including market yields for similar instruments.

The following table provides information by level for liabilities that are measured at fair value using significant unobservable inputs (Level 3) (in thousands):

Warrant liability as of January 1, 2020	$—
Additions to warrant liability	186
Reclassification to equity	(97)
Warrant liability as of December 31, 2020	$89

Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis

The Company’s non-financial assets such as investment in affiliate, intangible assets and goodwill are recorded at fair value when an impairment is recognized or at the time acquired in a business combination. As discussed in Note 6 — Intangible Assets and Goodwill, at December 31, 2020 and 2019, the Company recorded impairment charges associated with acquired intangible assets, and reduced the carrying amount of such assets subject to the impairment to their estimated fair value.